CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Income Statement [Abstract]
Revenue	$ 5,588,266	$ 4,544,082	$ 16,502,978	$ 13,232,840	$ 19,292,087	$ 11,917,629
Cost of goods sold	2,701,160	2,488,906	7,989,817	6,487,089	9,644,761	5,959,286
Gross margin	2,887,106	2,055,176	8,513,161	6,745,751	9,647,326	5,958,343
Selling, general and administrative expenses	3,492,691	2,511,502	9,440,918	7,717,063	10,800,944	8,776,876
Impairment of note receivable	0	2,498,706		2,498,706	2,498,706	0
Gain on settlement of note receivable	(522,246)	0	(2,218,574)	0
Impairment of goodwill					0	25,185,003
Total operating expenses	3,492,691	2,511,502	9,440,918	7,717,063	13,299,650	33,961,879
Operating loss	(605,585)	(456,326)	(927,757)	(971,312)	(3,652,324)	(28,003,536)
Interest expense, net	589,692	757,740	1,416,164	2,237,166	3,657,105	2,941,131
Loss on extinguishment of debt					6,105,679	0
Gain on settlement of liabilities					0	(275,000)
Gain on modification of operating leases					(14,889)	(28,511)
Loss on disposal of assets					0	16,817
Total other (income) expense	67,446	3,256,446	(802,410)	4,735,872	9,747,895	2,654,437
Income (Loss) before income taxes	(673,031)	(3,712,772)	(125,347)	(5,707,184)	(13,400,219)	(30,657,973)
Provision for income taxes	(324,265)	0	(793,322)		(2,490,295)	0
Net income (loss) before non-controlling interest	(997,296)	(3,712,772)	(918,669)	(5,707,184)	(15,890,514)	(30,657,973)
Non-controlling interest	5,028	0	8,528
Net income (loss)	$ (992,268)	$ (3,712,772)	$ (910,141)	$ (5,707,184)	$ (15,890,514)	$ (30,657,973)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)
Weighted average shares outstanding – basic and diluted (in Shares)	128,158,080,000,000	126,635,303,000,000	128,099,753,000,000	126,568,117,000,000
Net income (loss) per share - basic (in Dollars per share)					$ (0.13)	$ (0.24)
Net income (loss) per share - diluted (in Dollars per share)					$ (0.13)	$ (0.24)
Weighted average shares outstanding - basic (in Shares)					126,664,839	126,390,105
Weighted average shares outstanding - diluted (in Shares)					126,664,839	126,390,105